INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021
Property, plant and equipment
Property, plant and equipment	$ 66,113,264	$ 49,908,325
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	91,831,438	71,521,454	$ 71,034,458	$ 63,974,402
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment	$ (25,718,174)	$ (21,613,129)	$ (20,377,816)	$ (16,019,806)